BLACKROCK MUNICIPAL BOND FUND, INC.

BlackRock High Yield Municipal Fund

BlackRock National Municipal Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 29, 2022 (the “Supplement”) to each Fund’s

Summary Prospectuses and Prospectuses, each dated October 28, 2021, as supplemented to date

The following changes are made to each Fund’s Summary Prospectuses and Prospectuses, as applicable:

The section of the Summary Prospectuses entitled “Key Facts About BlackRock High Yield Municipal Fund — Portfolio Managers” and the section of the Prospectuses entitled “Fund Overview — Key Facts About BlackRock High Yield Municipal Fund — Portfolio Managers” are deleted in their entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Walter O’Conner, CFA	2006	Managing Director of BlackRock, Inc.
Theodore R. Jaeckel, Jr., CFA[1]	2006	Managing Director of BlackRock, Inc.
Michael Perilli, CFA	2020	Director of BlackRock, Inc.
Kevin Maloney, CFA	2022	Director of BlackRock, Inc.
Phillip Soccio, CFA	2022	Director of BlackRock, Inc.

[1]	On or about March 1, 2023, Theodore R. Jaeckel, Jr. will retire from BlackRock, Inc., and will no longer serve as a portfolio manager of the Fund.

The section of the Summary Prospectuses entitled “Key Facts About BlackRock National Municipal Fund — Portfolio Managers” and the section of the Prospectuses entitled “Fund Overview — Key Facts About BlackRock National Municipal Fund — Portfolio Managers” are deleted in their entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Walter O’Conner, CFA	1996	Managing Director of BlackRock, Inc.
Michael Kalinoski, CFA	2016	Director of BlackRock, Inc.
Kevin Maloney, CFA	2022	Director of BlackRock, Inc.
Phillip Soccio, CFA	2022	Director of BlackRock, Inc.

The section of the Prospectuses entitled “Details About the Funds — How Each Fund Invests — High Yield Fund — About the Portfolio Management of the High Yield Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT OF THE HIGH YIELD FUND
The Fund is managed by a team of financial professionals. Walter O’Conner, CFA, Theodore R. Jaeckel, Jr., CFA[1], Michael Perilli, CFA, Kevin Maloney, CFA, and Phillip Soccio, CFA, are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

[1]	On or about March 1, 2023, Theodore R. Jaeckel, Jr. will retire from BlackRock, Inc., and will no longer serve as a portfolio manager of the Fund.

The section of the Prospectuses for Investor A Shares, Investor C Shares, Institutional Shares and Class K Shares entitled “Details About the Funds — How Each Fund Invests — National Fund — About the Portfolio Management of the National Fund” and the section of the Prospectus for Service Shares “Details About the Fund — How the Fund Invests — About the Portfolio Management of the Fund” are deleted in their entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT OF THE NATIONAL FUND
The Fund is managed by a team of financial professionals. Walter O’Conner, CFA, Michael Kalinoski, CFA, Kevin Maloney, CFA, and Phillip Soccio, CFA, are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

The section of the Prospectuses entitled “Management of the Funds — Portfolio Manager Information — High Yield Fund” is deleted in its entirety and replaced with the following:

High Yield Fund

The Fund is managed by a team of financial professionals. Walter O’Conner, CFA, Theodore R. Jaeckel, Jr., CFA, Michael Perilli, CFA, Kevin Maloney, CFA, and Phillip Soccio, CFA, are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Walter O’Conner, CFA	Responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2006	Managing Director of BlackRock, Inc. since 2006.
Theodore R. Jaeckel, Jr., CFA[1]	Responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2006	Managing Director of BlackRock, Inc. since 2006.
Michael Perilli, CFA	Responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2020	Director of BlackRock, Inc. since 2021; Vice President of BlackRock, Inc. from 2017 to 2020; Associate of BlackRock, Inc. from 2011 to 2016.
Kevin Maloney, CFA	Responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2022	Director of BlackRock, Inc. since 2021; Vice President of BlackRock, Inc. from 2018 to 2020; Associate of BlackRock, Inc. from 2014 to 2017; Analyst of BlackRock, Inc. from 2011 to 2013.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Phillip Soccio, CFA	Responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2022	Director of BlackRock, Inc. since 2009; Vice President of BlackRock, Inc. from 2005 to 2009.

[1]	On or about March 1, 2023, Theodore R. Jaeckel, Jr. will retire from BlackRock, Inc., and will no longer serve as a portfolio manager of the Fund.

The section of the Prospectuses for Investor A Shares, Investor C Shares, Institutional Shares and Class K Shares entitled “Management of the Funds — Portfolio Manager Information — National Fund” and the section of the Prospectus for Service Shares “Management of the Fund — Portfolio Manager Information” are deleted in their entirety and replaced with the following:

National Fund

The Fund is managed by a team of financial professionals. Walter O’Conner, CFA, Michael Kalinoski, CFA, Kevin Maloney, CFA, and Phillip Soccio, CFA, are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Walter O’Conner, CFA	Responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	1996	Managing Director of BlackRock, Inc. since 2006.
Michael Kalinoski, CFA	Responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2016	Director of BlackRock, Inc. since 2006.
Kevin Maloney, CFA	Responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2022	Director of BlackRock, Inc. since 2021; Vice President of BlackRock, Inc. from 2018 to 2020; Associate of BlackRock, Inc. from 2014 to 2017; Analyst of BlackRock, Inc. from 2011 to 2013.
Phillip Soccio, CFA	Responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2022	Director of BlackRock, Inc. since 2009; Vice President of BlackRock, Inc. from 2005 to 2009.

Shareholders should retain this Supplement for future reference.